Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related party transactions
19.	Related party transactions

Related parties and related party transactions impacting the condensed consolidated interim financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain individuals performing similar functions.

Key management personnel are those individuals who have authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the three and six months ended June 30, 2026, is $30,495 and $61,342, respectively (2025 – $30,777 and $60,363, respectively).

b)	During the six months ended June 30, 2026, the Company granted 5,000 (2025 – 57,692) options to an officer of the Company with an exercise price of $6.50 (2025 - C$6.60 to C$9.90) and expiring five years (2025 – two years) from the date of issuance.

c)	During the six months ended June 30, 2026, the Company issued a total of 300,000 Class B Subordinate Voting Shares related to management bonuses of $645,570 accrued as of December 31, 2025 (Note 12).

d)	Of the 3,750 March 2026 Debenture Units, 300 March 2026 Debenture Units were issued to a related party of the Company, who is a director of the Company, and 1,400 March 2026 Debenture Units were issued to an entity, which is owned by a family member of the CFO of the Company. (Note 11).

e)	During the year ended December 31, 2025, the Company entered into a lease agreement with Peak Corp, an entity, which is owned by a family member of the CFO of the Company. The lease arrangement had resulted in the right-of-use asset recognized as at December 31, 2025, of $102,320. The lease term ends on June 30, 2027. During the six months ended June 30, 2026, the Company paid an aggregate of C$54,240 for monthly installments in accordance with the lease arrangement.

f)	During the six months ended June 30, 2026, pursuant to the exercise of warrants from the March 2026 Debentures, 311,818 Class B Subordinate Voting Shares were issued to an entity, which is owned by a family member of the CFO of the Company (Note 12).

Key management personnel compensation during the three and six months ended June 30, 2026, and 2025, is comprised of:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	215,708	216,641	433,373	424,773
Share-based payments	8,960	—	769,985	1,316,483
	224,668	216,641	1,203,358	1,741,256

As at June 30, 2026, the Company has $Nil (December 31, 2025 - $645,570) owing to related parties related to bonus accruals included in accounts payable and accrued liabilities.